Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nuveen Investment Trust II
Entity Central Index Key	0001041673
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000072944 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Long/Short Fund
Class Name	Class A Shares
Trading Symbol	NELAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class A Shares	$240	2.18%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.18%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Long/Short Fund returned 19.83% for Class A Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund performed in line with the Equity Long/Short Blended Benchmark, which returned 20.12%. The Fund’s blended benchmark consists of 1) 70% Russell 1000® Index, and 2) 30% ICE BofA U.S. 3‑Month Treasury Bill Index.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an overweight long position in Trane Technologies plc and a short position in Leggett & Platt Inc.

»   Security selection and an overweight in the communication services sector, led by overweight long positions in Netflix Inc. and Meta Platforms Inc.

»   Security selection in the health care sector, led by an overweight long position in Boston Scientific Corporation.

•  Top detractors from relative performance

»   Overweight long position in digital platform engineering and software development firm EPAM Systems Inc.

»   Security selection and an overweight in the consumer staples sector, including overweight long positions in Estee Lauder Companies Inc. and Monster Beverage Corporation.

»   Overweight long position in DexCom Inc.
Performance Attribution Industrials Communication services Health care EPAM Systems Inc. Consumer staples DexCom Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class A Shares at NAV (excluding maximum sales charge)	19.83%	10.06%	7.88%
Class A Shares at maximum sales charge (Offering Price)	12.94%	8.77%	7.24%
Russell 1000® Index	26.60%	15.55%	12.66%
Equity Long/Short Blended Benchmark	20.12%	11.80%	9.51%
Lipper Alternative Long/Short Equity Funds Classification Average	14.82%	7.38%	4.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 131,554,359
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 1,460,716
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2024)

Fund net assets	$131,554,359

Total number of portfolio holdings	191

Portfolio turnover (%)	98%

Total management fees paid for the year	$1,460,716

Holdings [Text Block]	(1) Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio manager update: Effective December 29, 2023, David Chalupnik was removed as a co‑portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000072945 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Long/Short Fund
Class Name	Class C Shares
Trading Symbol	NELCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class C Shares	$321	2.93%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 321
Expense Ratio, Percent	2.93%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Long/Short Fund returned 18.94% for Class C Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund underperformed the Equity Long/Short Blended Benchmark, which returned 20.12%. The Fund’s blended benchmark consists of 1) 70% Russell 1000® Index, and 2) 30% ICE BofA U.S. 3‑Month Treasury Bill Index.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an overweight long position in Trane Technologies plc and a short position in Leggett & Platt Inc.

»   Security selection and an overweight in the communication services sector, led by overweight long positions in Netflix Inc. and Meta Platforms Inc.

»   Security selection in the health care sector, led by an overweight long position in Boston Scientific Corporation.

•  Top detractors from relative performance

»   Overweight long position in digital platform engineering and software development firm EPAM Systems Inc.

»   Security selection and an overweight in the consumer staples sector, including overweight long positions in Estee Lauder Companies Inc. and Monster Beverage Corporation.

»   Overweight long position in DexCom Inc.
Performance Attribution Industrials Communication services Health care EPAM Systems Inc. Consumer staples DexCom Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class C Shares at NAV (excluding maximum sales charge)	18.94%	9.24%	7.23%
Russell 1000® Index	26.60%	15.55%	12.66%
Equity Long/Short Blended Benchmark	20.12%	11.80%	9.51%
Lipper Alternative Long/Short Equity Funds Classification Average	14.82%	7.38%	4.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 131,554,359
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 1,460,716
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2024)

Fund net assets	$131,554,359

Total number of portfolio holdings	191

Portfolio turnover (%)	98%

Total management fees paid for the year	$1,460,716

Holdings [Text Block]	(1) Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio manager update: Effective December 29, 2023, David Chalupnik was removed as a co‑portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000072947 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Equity Long/Short Fund
Class Name	Class I Shares
Trading Symbol	NELIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Equity Long/Short Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*
Class I Shares	$212	1.93%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.93%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Equity Long/Short Fund returned 20.14% for Class I Shares at net asset value (NAV) for the 12 months ended August 31, 2024. The Fund performed in line with the Equity Long/Short Blended Benchmark, which returned 20.12%. The Fund’s blended benchmark consists of 1) 70% Russell 1000® Index, and 2) 30% ICE BofA U.S. 3‑Month Treasury Bill Index.

•  Top contributors to relative performance

»   Security selection in the industrials sector, led by an overweight long position in Trane Technologies plc and a short position in Leggett & Platt Inc.

»   Security selection and an overweight in the communication services sector, led by overweight long positions in Netflix Inc. and Meta Platforms Inc.

»   Security selection in the health care sector, led by an overweight long position in Boston Scientific Corporation.

•  Top detractors from relative performance

»   Overweight long position in digital platform engineering and software development firm EPAM Systems Inc.

»   Security selection and an overweight in the consumer staples sector, including overweight long positions in Estee Lauder Companies Inc. and Monster Beverage Corporation.

»   Overweight long position in DexCom Inc.
Performance Attribution Industrials Communication services Health care EPAM Systems Inc. Consumer staples DexCom Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year
Class I Shares at NAV	20.14%	10.34%	8.15%
Russell 1000® Index	26.60%	15.55%	12.66%
Equity Long/Short Blended Benchmark	20.12%	11.80%	9.51%
Lipper Alternative Long/Short Equity Funds Classification Average	14.82%	7.38%	4.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 131,554,359
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 1,460,716
Investment Company Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of August 31, 2024)

Fund net assets	$131,554,359

Total number of portfolio holdings	191

Portfolio turnover (%)	98%

Total management fees paid for the year	$1,460,716

Holdings [Text Block]	(1) Includes the gross market value of the Fund’s long and short exposure and short-term repurchase agreements.
Material Fund Change [Text Block]
How has the Fund changed?
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

•	Portfolio manager update: Effective December 29, 2023, David Chalupnik was removed as a co‑portfolio manager of the Fund.
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Management fees: As of May 1, 2024, the Fund’s overall complex-level fee begins at a maximum rate of 0.1600% of the Fund’s average daily net assets, with breakpoints for eligible complex-level assets above $124.3 billion.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by December 30, 2024 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees engaged PricewaterhouseCoopers LLP (“PwC”) as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the August 31, 2024 fiscal year end audit. During the Fund’s fiscal years ended August 31, 2024 and August 31, 2023, and the subsequent interim period through October 29, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.